Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued liabilities	$ 3,404	$ 2,905	$ 2,910
Accrued incentives		2,896	1,562
Accrued vacation	475	329	271
Accrued payroll		247	226
Total accrued liabilities	$ 6,600	$ 6,377	$ 4,969